Goodwill and Intangible Assets - Estimated amortization expense (Details) - Wag Labs, Inc. $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 498
2023	498
2024	498
2025	431
2026	333
Thereafter	581
Total	$ 2,839